Long-Term Debt	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Long-Term Debt
Note 3 — Long-Term Debt
At December 31, 2024 and 2023, long-term debt consisted of the following (in thousands):

	December 31,
	2024	2023
2021 Credit Facility (1)	$37,362	$28,594
Credit Agreement	3,700	3,000
Economic Injury Disaster Loan	150	150
Total long-term debt	41,212	31,744
Less: deferred financing cost (1)	(4,238)	(1,688)
Less: debt discount (2)	(1,671)	—
Total long-term debt, net of deferred financing cost and debt discount	35,303	30,056
Less: current portion	(3,700)	(1,478)
Total long-term debt, net of current portion, deferred financing cost and debt discount	$31,603	$28,578
__________________
(1)As of December 31, 2024, amount includes an exit fee of $3.0 million, which is non-interest bearing and due at maturity or prepayment.
(2)As of December 31, 2024, amount includes $1.7 million for the interest reserve, pursuant to the LS Amendment, as defined below, net of amounts amortized for interest.
The components of interest expense and related fees for long-term debt is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Interest expense – 2021 Credit Facility	$3,617	$3,655
Interest expense – Credit Agreement	693	102
Interest expense – other	8	6
Amortization of deferred financing cost and debt discount	1,092	615
Total interest expense and amortization of deferred financing cost and debt discount	$5,410	$4,378
Lafayette Square
On December 3, 2021, the Company entered into the Term Loan and Security Agreement (the “2021 Credit Facility”) with Lafayette Square Loan Services, LLC (“Lafayette Square”) as administrative agent, and the various lenders thereto. The term loan under the 2021 Credit Facility initially provided for a term loan in the principal amount of up to $32.0 million, consisting of a $22.0 million closing date term loan (the “Term Loan”) and an up to $10.0 million delayed draw term loan (the “Delayed Draw Loan”). The loans under the 2021 Credit Facility bear interest at the Term Secured Overnight Financing Rate (“SOFR”) with a credit spread of 0.15% per annum for the interest periods of three months and providing for a credit spread adjustment of 0.10%, 0.15% or 0.25% per annum for interest periods of one month, three months or six months, respectively. The loans under the 2021 Credit Facility bear interest at SOFR plus the applicable credit spread adjustment plus the applicable margin minus any applicable impact discount. Prior to entering into the Fifth Amendment as defined below, the applicable margin under the 2021 Credit Facility was based on the consolidated total net leverage ratio of the Company at a rate of 7.00% per annum if the consolidated total net leverage ratio was less than or equal to 1.00 to 1.00 with gradual increases as the ratio increased up to 10.00% per annum if the consolidated total net leverage ratio was greater than 3.50 to 1.00. The maturity date of the 2021 Credit Facility is December 3, 2026.
On July 28, 2022, the Company entered into the Second Amendment and Joinder to Term Loan and Security Agreement and received proceeds of $4.3 million borrowed under the Delayed Draw Loan to pay the balance owed on the common unit redemption as well as costs associated with the transaction.
Subsequently, on October 3, 2023, the Company entered into the Fourth Amendment to the 2021 Credit Facility (the “Fourth Amendment”) and received proceeds of $3.6 million borrowed under the Delayed Draw Loan to make payments in connection with the consummation of the 2023 warrant tender offer and fees and expenses incurred as described in Note 4 — Stockholders’ Deficit and Stock-Based Compensation. In connection with the Fourth Amendment, the Company agreed it would not be permitted to request any additional funds under the Delayed Draw Loan, and Lafayette Square would not be obligated to fund any such requests.
Quarterly installment payments on the Term Loan and the Delayed Draw Loan, due on the last day of each fiscal quarter, began March 31, 2022 with a final installment due December 3, 2026 for remaining balances outstanding under each loan. Each quarterly installment payment under the closing date term loan was $0.1 million from January 1, 2022 through December 31, 2023, and each quarterly installment payment thereafter until maturity is $0.3 million. Each quarterly installment payment under the Delayed Draw Loan was 0.625% of the amount of the Delayed Draw Loan through December 31, 2023, and each quarterly installment payment thereafter until maturity is 1.25% of the amount of the Delayed Draw Loan.
Under the 2021 Credit Facility, dividends and distributions by DDH LLC to the Company and any shareholders of the Company are permitted so long as (i) no default or event of default is continuing or would occur after giving pro forma effect to such dividends and distributions under the 2021 Credit Facility, (ii) the Company, on a pro forma basis, maintains a consolidated senior net leverage ratio of not greater than 1.5 to 1.0, and (iii) the Company, on a pro forma basis, maintains liquidity of not less than $15.0 million. The Company did not meet these conditions as of December 31, 2024 and therefore DDH LLC assets are considered restricted and no dividends or distributions to the Company and any shareholders is permitted while these conditions are not met.
The 2021 Credit Facility contains customary affirmative and negative covenants. Prior to entering into the Fifth Amendment, the Company was required to maintain varying threshold levels by quarter for net leverage ratio and fixed charge coverage ratio, as well as restrictions on the ability to incur indebtedness, create certain liens, make certain investments, make certain dividends and other types of distributions, and enter into or undertake certain mergers, consolidations, acquisitions and sales of certain assets and subsidiaries.
On October 15, 2024, with an effective date of June 30, 2024, the Company and Lafayette Square entered into the Fifth Amendment to the Term Loan and Security Agreement (the “Fifth Amendment”) which among other things, (1) deferred quarterly installment payments on the Term Loan and the Delayed Draw Loan for the periods from June 30, 2024 through December 31, 2025, (2) required that the Company pay a commitment fee of 50 basis points or an amount of $0.1 million to Lafayette Square, (3) allowed proceeds from future equity raises by the Company, if any, to cure potential financial covenant noncompliance, (4) provided for one-month and three-month interest periods, (5) replaced the calculation of the consolidated total net leverage ratio with a consolidated total leverage ratio for purposes of calculating the applicable margin and the financial covenant and (6) replaced the financial covenants under the 2021 Credit Facility (effective as of June 30, 2024) with varying threshold levels by quarter for minimum trailing twelve months EBITDA, minimum liquidity, maximum consolidated total leverage ratio and minimum fixed charge coverage ratio. The Fifth Amendment was accounted for as a modification. In connection with the amendment, fees paid to Lafayette Square totaling $0.1 million were capitalized and are being amortized to interest expense using the straight-line method, which approximates the effective interest method, over the life of the debt.
On December 27, 2024, the Company and Lafayette Square entered into the Sixth Amendment and Waiver (the “LS Amendment”) to the 2021 Credit Facility. Under the terms of the LS Amendment, among other changes, Lafayette Square extended a term loan equal to $6.0 million (the “Sixth Amendment Term Loan”). Lafayette Square and the Company agreed to use (1) $4.0 million out of the Sixth Amendment Term Loan to prepay the revolving credit notes under the Credit Agreement as described below, and (2) $2.0 million to fund an interest reserve under the 2021 Credit Facility. The LS Amendment also (1) implemented a minimum unrestricted cash requirement of $750,000 at all times and removed the minimum consolidated EBITDA, (2) requires Lafayette Square’s prior written consent for certain permitted dividends, including dividends to the Company’s shareholders and (3) waived certain existing events of default related to minimum EBITDA covenants. Additionally, the Company is required to provide to Lafayette Square a weekly cash flow forecast, prepared on a cumulative, weekly roll forward basis through a thirteen (13) week projection period. Lastly, a $3.0 million exit fee, which was earned upon execution of the LS Amendment and is payable directly to Lafayette Square at maturity or prepayment, as defined, was added to the term loan balance. The Company was in compliance with all the financial covenants under the 2021 Credit Facility, as amended, as of December 31, 2024. The LS Amendment was accounted for as a modification. In connection with the amendment, the $3.0 million exit fee was capitalized and is being amortized to interest expense using the straight-line method, which approximates the effective interest method, over the life of the debt, and fees paid to third parties totaling $0.1 million were expensed as incurred.
At the Company’s option, the Company may at any time prepay the outstanding principal balance of the 2021 Credit Facility in whole or in part, without fee, penalty or premium other than the $3.0 million exit fee due at maturity or prepayment, as defined under the LS Amendment. The obligations under the 2021 Credit Facility are secured by senior, first-priority liens on all or substantially all assets of the Company. As of December 31, 2024, the Company owed a balance on the 2021 Credit Facility of $37.4 million. Additional deferred financing costs of $3.3 million and less than $0.1 million were incurred during the year ended December 31, 2024 and 2023, respectively. Unamortized deferred financing costs as of December 31, 2024 and 2023 were $4.2 million and $1.7 million, respectively. Unamortized debt discount related to the interest reserve added under the LS Amendment as of December 31, 2024 and 2023 was $1.7 million and $0, respectively. Accrued and unpaid interest was $0 as of December 31, 2024 and 2023.
2023 Revolving Line of Credit - East West Bank
On July 7, 2023, the Company entered into a Credit Agreement (as amended, the “Credit Agreement”) with East West Bank (“EWB”), as lender. The Credit Agreement provides for a revolving credit facility in the principal amount of up to $10.0 million, subject to a borrowing base determined based on eligible accounts, and an up to $5.0 million uncommitted incremental revolving facility. Loans under the Credit Agreement mature on July 7, 2025 (the “Maturity Date”), unless the Credit Agreement is otherwise terminated pursuant to the terms of the Credit Agreement.
Borrowings under the Credit Agreement bear interest at a rate per annum equal to the one-month Term SOFR rate as determined by EWB on the first day of the applicable interest period, plus 0.10%, plus 3.00% per annum (the “Loan Rate”); provided, that, in no event shall the Loan Rate be less than 0.50% of the Loan Rate effective as of the date of the Credit Agreement nor more than the maximum rate of interest allowed under applicable law. Upon an event of default under the Credit Agreement, the outstanding principal amounts of any advances will accrue interest at a rate per annum equal to the Loan Rate plus five percent (5%), but in no event in excess of the maximum rate of interest allowed under applicable law.
At the Company’s option, the Company may at any time prepay the outstanding principal balance of the Credit Agreement in whole or in part, without fee, penalty or premium. All accrued but unpaid interest on outstanding advances under the Credit Agreement are payable in monthly installments on the last day of each monthly interest period until the Maturity Date when the then-outstanding principal balance of the advances and all accrued but unpaid interest thereon becomes due and payable. The obligations under the Credit Agreement are secured by all or substantially all of the borrowers’ assets.
Prior to entering into the Third Amendment as defined below, the Company was required to maintain compliance at all times with financial covenants with varying threshold levels by quarter for fixed charge coverage ratio, total funded debt-to-EBITDA ratio and a liquidity covenant. Revolving Credit Availability was defined as an amount such that the ratio of the value of eligible accounts to the aggregate amount of all outstanding advances under the credit agreement at such time is not less than 2.0 to 1.0. Additionally, the amounts outstanding under the Credit Agreement exceeded the Company’s borrowing base as of June 30, 2024 by $0.5 million which was addressed in the Third Amendment, requiring a $1.0 million principal payment on the outstanding loans under the Credit Agreement as of the date of the Third Amendment.
On October 15, 2024, with an effective date of June 30, 2024, the Company and EWB entered into the Third Amendment to the Credit Agreement (the “Third Amendment”) which, among other things, (1) provided that the Company make prepayments of the outstanding principal balance of the Credit Agreement of $1.0 million upon execution of the Third Amendment, $1.0 million on or before January 15, 2025 and $2.0 million on or before April 15, 2025, (2) required the Company to file a registration statement with the SEC to establish an equity line of credit offering on or before October 31, 2024 and to use commercially reasonable efforts to cause such registration statement to become effective, (3) required the net proceeds of a potential equity line of credit to be applied to the outstanding principal balance under the Credit Agreement in an amount that would cause the ratio of the value of eligible accounts to the aggregate amount of revolving credit advances to be not less than 1.00 to 1.00, (4) requires the consent of EWB prior to the ability of the Company to make certain restricted payments, including cash dividends, (5) requires the Company to make additional prepayments in the amount by which the outstanding loans under the Credit Agreement exceed the borrowing base between the calendar months ending November 30, 2024 and April 15, 2025, and (6) replaced the financial covenants under the Credit Agreement, effective as of June 30, 2024, with varying threshold levels by quarter for minimum trailing twelve months EBITDA, minimum liquid assets, maximum total funded debt to EBITDA leverage ratio, minimum fixed charge coverage ratio and revolving credit availability. The Third Amendment was accounted for as a modification. In connection with the amendment, fees paid to third parties totaling less than $0.1 million were expensed as incurred.
On December 27, 2024, the Company and EWB entered into the Waiver and Fourth Amendment (the “EWB Amendment”) to Credit Agreement. Under the terms of the EWB Amendment, among other things, (1) the Company made prepayments on the revolving credit notes under the Credit Agreement equal to $5.0 million, consisting of (a) $4.0 million from the proceeds of the LS Amendment (as defined above) and (b) $1.0 million as the Company’s out-of-pocket prepayment, (2) such prepayments were used to permanently reduce the commitment under the Credit Agreement to $5.0 million, (3) the financial covenants under the Credit Agreement were amended to implement a minimum unrestricted cash requirement of $750,000 at all times and to remove the minimum EBITDA covenant; and (4) EWB waived certain existing events of default related to the prior minimum EBITDA covenant. Additionally, the Company is required to provide to EWB a weekly cash flow forecast, prepared on a cumulative, weekly roll forward basis through a thirteen (13) week projection period. The Company was in compliance with all the financial covenants under the Credit Agreement, as amended, as of December 31, 2024. The EWB Amendment was accounted for as a modification. In connection with the amendment, fees paid to third parties totaling less than $0.1 million were expensed as incurred.
The Credit Agreement contains customary representations and warranties and includes affirmative and negative covenants applicable to the borrowers and their respective subsidiaries. The affirmative covenants include, among others, covenants requiring the Company to maintain its legal existence and governmental compliance, deliver certain financial reports and maintain insurance coverage. The negative covenants include, among others, restrictions on indebtedness, liens, investments, mergers, dispositions, prepayment of other indebtedness and dividends and other distributions.
The Credit Agreement also includes customary events of default, including, among other things, non-payment defaults, covenant defaults, inaccuracy of representations and warranties, defaults under any of the loan documents, certain cross-defaults to other indebtedness, certain bankruptcy and insolvency events, invalidity of guarantees or grant of security interest, certain ERISA-related transactions and events, certain orders of forfeiture, change of control, certain undischarged attachments, sequestrations, or similar proceedings, and certain undischarged or non-stayed judgments, in certain cases subject to certain thresholds and grace periods. The occurrence of an event of default could result in the acceleration of the obligations under the Credit Agreement of the Company or other borrowers. During the year ended December 31, 2024, the Company incurred less than $0.1 million of deferred financing costs associated with the Credit Agreement. As of December 31, 2024, there was $3.7 million outstanding under the Credit Agreement.
The collateral securing the obligations under the 2021 Credit Facility and the Credit Agreement is subject to intercreditor agreements between Lafayette Square and EWB.
Silicon Valley Bank (“SVB”) Financing
On January 9, 2023, the Company entered into a Loan and Security Agreement (the “SVB Loan Agreement”), by and among SVB, as lender, and DDH LLC, the Company, Huddled Masses, Colossus Media and Orange 142, as borrowers. The SVB Loan Agreement provided for a revolving credit facility (the “SVB Revolving Credit Facility”) in the original principal amount of $5 million, subject to a borrowing base determined based on eligible accounts, and up to an additional $2.5 million incremental revolving facility subject to the lender’s consent, which would increase the aggregate principal amount of the Credit Facility to $7.5 million. Loans under the SVB Revolving Credit Facility were to mature on September 30, 2024 unless the Credit Facility was otherwise terminated pursuant to the terms of the Loan Agreement.
On March 10, 2023, the California Department of Financial Protection and Innovation closed SVB and appointed the Federal Deposit Insurance Corporation as receiver. As the Company had not yet drawn any amounts under the SVB Revolving Credit Facility, on March 13, 2023, the Company issued a notice of termination of the SVB Loan Agreement. The termination of the SVB Revolving Credit Facility became effective April 20, 2023. Prior to issuing the notice of termination, the Company received consent to terminate the SVB Revolving Credit Facility and a waiver of the terms relating to the SVB Revolving Credit Facility under its Term Loan and Security Agreement, dated as of December 3, 2021, with Lafayette Square. The Company did not hold material cash deposits or securities at Silicon Valley Bank and did not experience any adverse impact to its liquidity or to its business operations, financial condition or results of operations as a result of the SVB closure. During the year ended December 31, 2023, the Company incurred $0.3 million of deferred financing costs. After the Company issued the notice of termination, total deferred financing costs of $0.3 million were expensed to loss on early termination of line of credit during the year ended December 31, 2023.
U.S. Small Business Administration Loans
Economic Injury Disaster Loan
In 2020, the Company applied and was approved for a loan pursuant to the Economic Injury Disaster Loan (“EIDL”), administered by the U.S. Small Business Administration (“SBA”). The Company received the loan proceeds of $0.2 million on June 15, 2020. The loan bears interest at a rate of 3.75% and matures on June 15, 2050. Installment payments, including principal and interest, of less than $0.1 million began monthly on December 15, 2022. Each payment will first be applied to pay accrued interest, then the remaining balance will be used to reduce principal. The loan is secured by substantially all assets of DDH LLC.
Accrued and unpaid interest expense as of December 31, 2024 and December 31, 2023 was less than $0.1 million and is included in accrued liabilities on the consolidated balance sheets.
Overall
As of December 31, 2024, future minimum payments related to long-term debt are as follows (in thousands):

2025	$3,700
2026	37,366
2027	3
2028	3
2029	4
Thereafter	136
Total	41,212
Less current portion	(3,700)
Less deferred financing cost	(4,238)
Less debt discount	(1,671)
Long-term debt, net of current portion, deferred financing cost and debt discount	$31,603
Note 3 — Long-Term Debt
At September 30, 2025 and December 31, 2024, long-term debt consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
2021 Credit Facility (1)	$16,166	$37,362
Credit Agreement	—	3,700
Economic Injury Disaster Loan	150	150
Total long-term debt	16,316	41,212
Add: debt premium	3,151	—
Less: deferred financing cost (1)	(3,626)	(4,238)
Less: debt discount	(93)	(1,671)
Total long-term debt, net of deferred financing cost and debt discount	15,748	35,303
Less: current portion	(4,931)	(3,700)
Total long-term debt, including debt premium, net of current portion, deferred financing cost and debt discount	$10,817	$31,603
_________________
(1)As of September 30, 2025 and December 31, 2024, amount includes an exit fee of $3.0 million, which due at maturity or prepayment.
The components of interest expense and related fees for long-term debt is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Interest expense – 2021 Credit Facility (1)	$769	$1,020	$3,025	$2,975
Interest expense – Credit Agreement	81	206	222	531
Interest expense – other	5	1	14	4
Amortization of deferred financing cost and debt discount	699	186	1,928	558
Amortization of debt premium	(450)	—	(450)	—
Total interest expense and amortization of deferred financing cost and debt discount (premium), net	$1,104	$1,413	$4,739	$4,068
_________________
(1)For the three and nine months ended September 30, 2025, a portion of the interest expense related to the 2021 Credit Facility was applied against the interest reserve, as described below, and included in amortization of deferred financing cost and debt discount (premium), net in the condensed consolidated statement of cash flows.
Lafayette Square
On December 3, 2021, the Company entered into the Term Loan and Security Agreement (as amended, unless the context indicates otherwise, the “2021 Credit Facility”) with Lafayette Square Loan Services, LLC (“Lafayette Square”) as administrative agent, and the various lenders thereto. The term loan under the 2021 Credit Facility initially provided for a term loan in the principal amount of up to $32.0 million, consisting of a $22.0 million closing date term loan (the “Term Loan”) and an up to $10.0 million delayed draw term loan (the “Delayed Draw Loan”). The loans under the 2021 Credit Facility are calculated using Term Secured Overnight Financing Rate (“Term SOFR”) with a credit spread adjustment of 0.10% per annum for interest periods of one month and 0.15% per annum for interest periods of three months. The loans under the 2021 Credit Facility bear interest at Term SOFR plus the applicable margin minus any applicable impact discount. Prior to entering into the Fifth Amendment as defined below, the applicable margin under the 2021 Credit Facility was based on the consolidated total net leverage ratio of the Company at a rate of 7.00% per annum if the consolidated total net leverage ratio was less than or equal to 1.00 to 1.00 with gradual increases as the ratio increased up to 10.00% per annum if the consolidated total net leverage ratio was greater than 3.50 to 1.00. After giving effect to the Fifth Amendment, the applicable margin under the 2021 Credit Facility is based on the consolidated total leverage ratio of the Company at a rate of 7.00% per annum if the consolidated total leverage ratio is less than or equal to 1.00 to 1.00 with gradual increases as the ratio increases up to 10.00% per annum if the consolidated total leverage ratio is greater than 3.50 to 1.00. The maturity date of the 2021 Credit Facility is December 3, 2026.
On July 28, 2022, the Company entered into the Second Amendment and Joinder to Term Loan and Security Agreement and received proceeds of $4.3 million borrowed under the Delayed Draw Loan to pay the balance owed on the common unit redemption as well as costs associated with the transaction.
Subsequently, on October 3, 2023, the Company entered into the Fourth Amendment (the “Fourth Amendment”) to the 2021 Credit Facility and received proceeds of $3.6 million borrowed under the Delayed Draw Loan to make payments in connection with the consummation of the 2023 warrant tender offer and fees and expenses incurred as described in Note 4 — Stockholders’ Deficit and Stock-Based Compensation. In connection with the Fourth Amendment, the Company agreed it would not be permitted to request any additional funds under the Delayed Draw Loan, and Lafayette Square would not be obligated to fund any such requests.
Quarterly installment payments on the Term Loan and the Delayed Draw Loan, due on the last day of each fiscal quarter, began March 31, 2022 with a final installment due December 3, 2026 for remaining balances outstanding under each loan. Each quarterly installment payment under the closing date term loan was $0.1 million from January 1, 2022 through December 31, 2023, and each quarterly installment payment thereafter until maturity is $0.3 million. Each quarterly installment payment under the Delayed Draw Loan was 0.625% of the amount of the
Delayed Draw Loan through December 31, 2023, and each quarterly installment payment thereafter until maturity is 1.25% of the amount of the Delayed Draw Loan.
The 2021 Credit Facility contains customary affirmative and negative covenants, including restrictions on the ability to incur indebtedness, create certain liens, make certain investments, make certain dividends and other types of distributions, and enter into or undertake certain mergers, consolidations, acquisitions and sales of certain assets and subsidiaries. Prior to entering into the Fifth Amendment (as defined below), the Company was required to maintain varying threshold levels by quarter for the net leverage ratio and the fixed charge coverage ratio.
On October 15, 2024, with an effective date of June 30, 2024, the Company and Lafayette Square entered into the Fifth Amendment (the “Fifth Amendment”) to the 2021 Credit Facility which among other things, (1) deferred quarterly installment payments on the Term Loan and the Delayed Draw Loan for the periods from June 30, 2024 through December 31, 2025, (2) required that the Company pay a commitment fee of 50 basis points or an amount of $0.1 million to Lafayette Square, (3) allowed proceeds from future equity raises by the Company, if any, to cure potential financial covenant noncompliance, (4) provided for one-month and three-month interest periods and (5) replaced the financial covenants under the 2021 Credit Facility (effective as of June 30, 2024) with varying threshold levels by quarter for minimum trailing twelve months EBITDA, minimum liquidity, maximum consolidated total leverage ratio and minimum fixed charge coverage ratio. The Fifth Amendment was accounted for as a modification. In connection with the Fifth Amendment, fees paid to Lafayette Square totaling $0.1 million were capitalized and are being amortized to interest expense using the straight-line method, which approximates the effective interest method, over the life of the debt.
On December 27, 2024, the Company and Lafayette Square entered into the Sixth Amendment and Waiver (the “Sixth Amendment”) to the 2021 Credit Facility. Under the terms of the Sixth Amendment, among other changes, Lafayette Square extended a term loan equal to $6.0 million (the “Sixth Amendment Term Loan”). Lafayette Square and the Company agreed to use (1) $4.0 million out of the Sixth Amendment Term Loan to prepay the revolving credit notes under the Credit Agreement as defined below, and (2) $2.0 million to fund an interest reserve under the 2021 Credit Facility. The Sixth Amendment also (1) implemented a minimum unrestricted cash requirement of $750,000 at all times and removed the minimum consolidated EBITDA and minimum liquidity financial covenants, (2) requires Lafayette Square’s prior written consent for certain permitted dividends, including dividends to the Company’s shareholders and (3) waived certain existing events of default related to minimum EBITDA covenants. Additionally, the Company is required to provide to Lafayette Square a weekly cash flow forecast, prepared on a cumulative, weekly roll forward basis through a thirteen (13) week projection period. Lastly, a $3.0 million exit fee, which was fully earned upon execution of the Sixth Amendment and is payable directly to Lafayette Square at maturity or prepayment, was added to the term loan balance. The Sixth Amendment was accounted for as a modification. In connection with the Sixth Amendment, the $3.0 million exit fee was capitalized and is being amortized to interest expense using the straight-line method, which approximates the effective interest method, over the life of the debt, and fees paid to third parties totaling $0.1 million were expensed as incurred.
On August 8, 2025, the Company and Lafayette Square entered into the Seventh Amendment (the “Seventh Amendment”) which among other things, (1) provided for the conversion of $25.0 million of outstanding term loan obligations into newly issued shares of Series A Convertible Preferred Stock, (2) required the payment of a $1.0 million amendment closing fee, and (3) modified certain financial covenants, including a minimum unrestricted cash balance of $1.5 million, minimum quarterly consolidated EBITDA of $1.0 million for the quarters ended September 30, 2025 and December 31, 2025 and $0.5 million for each quarter thereafter, maximum consolidated total leverage ratio of 3.50 to 1.00 for the quarter ended June 30, 2026 and 3.25 to 1.00 for each quarter thereafter and minimum fixed charge coverage ratio of 1.25 to 1.00 for the quarter ended June 30, 2026 and 1.50 to 1.00 for each quarter thereafter. The Seventh Amendment also established a $25.0 million exit fee due upon redemption in full of the newly issued preferred stock with reduction in the amount of the exit fee outstanding for any amounts redeemed or converted. As Lafayette Square did not grant the Company a concession and the terms of the Seventh Amendment were not substantially different, the Seventh Amendment was accounted for prospectively as a modification and no gain or loss was recognized. The shares of Series A Convertible Preferred Stock were recognized at fair value of $21.4 million upon issuance (see Note 4 – Stockholders’ Deficit and Stock-Based Compensation) and the Company established the new effective interest rates based on the carrying value of the modified debt. The difference between the fair value of the shares of Series A Convertible Preferred Stock and the carrying value of the existing debt converted into Series A Convertible Preferred Stock is reflected as a debt premium. As of September 30, 2025 and December 31, 2024, $3.2 million and $0, respectively, of debt premium are netted against debt in the condensed consolidated balance sheets.
On September 8, 2025, the Company and Lafayette Square entered into the Eighth Amendment (the “Eighth Amendment”) to the 2021 Credit Facility which among other things, Lafayette agreed to make a term loan in the principal amount equal to $3.8 million (the “Eighth Amendment Term Loan”) to repay in full the outstanding amounts owed under the Credit Agreement (as defined below). The Eighth Amendment also provided for a $0.1 million interest reserve and a less than $0.1 million amendment fee. The maturity date of the Eighth Amendment Term Loan is October 30, 2025 which was extended to October 30, 2026 on November 10, 2025. The Eighth Amendment was accounted for prospectively as a modification and no gain or loss was recognized. The Company established the new effective interest rate based on the carrying value of the modified debt.
At the Company’s option, the Company may at any time prepay the outstanding principal balance of the 2021 Credit Facility in whole or in part, without fee, penalty or premium other than the $3.0 million exit fee due at maturity or prepayment, as defined under the Sixth Amendment. The obligations under the 2021 Credit Facility are secured by senior, first-priority liens on all or substantially all assets of the Company. Additional deferred financing costs of $1.2 million and $0 were incurred during the nine months ended September 30, 2025 and 2024, respectively. Unamortized deferred financing costs as of September 30, 2025 and December 31, 2024 were $3.6 million and $4.2 million, respectively. Unamortized debt discount related to the interest reserve pursuant to various amendments to the Company’s credit facility as of September 30, 2025 and December 31, 2024 was $0.1 million and $1.7 million, respectively. Accrued and unpaid interest was $0.8 million and less than $0.1 million as of September 30, 2025 and December 31, 2024, respectively. Unamortized debt premium was $3.2 million and $0 as of September 30, 2025 and December 31, 2024, respectively.
Subsequent to the end of the period ended September 30, 2025, on October 14, 2025, the Company and Lafayette Square entered into the Ninth Amendment (the “Ninth Amendment”) to the 2021 Credit Facility which among other things, (1) provided for the conversion of $10.0 million of outstanding term loan obligations, including the $3.0 million exit fee established by the Sixth Amendment, into 10,000 newly issued shares of Series A Convertible Preferred Stock, (2) required the payment of a $3.5 million amendment closing fee at maturity, (3) modified certain financial covenants, including a minimum unrestricted cash balance of $0.45 million, minimum quarterly consolidated EBITDA of ($0.625 million) and ($1.921 million) for the fiscal quarters ended December 31, 2025 and March 31, 2026 and minimum quarterly sell-side revenue of $2.5 million, $2.5 million and $5.0 million for the fiscal quarters ended December 31, 2025, March 31, 2026 and thereafter, respectively, (4) requires prepayments when the Company has an aggregate cash balances in excess of $2.5 million, (5) increases the Seventh Amendment exit fee from $25.0 million to $35.0 million and (6) waives any noncompliance with covenants as of September 30, 2025.
Also subsequent to the end of the period ended September 30, 2025, on October 28, 2025, the Company and Lafayette Square entered into the Tenth Amendment (the “Tenth Amendment”) to the 2021 Credit Facility which among other things, allows the Company to request that Lafayette Square exchange and/or convert (each, an “Exchange”), in whole or in part, shares of Series A Convertible Preferred Stock into shares of Class A Common Stock; provided, that Lafayette Square is permitted to decline any such request. The Tenth Amendment provides that the ratio for each Exchange shall be, for each share of Series A Preferred Stock so exchanged, the quotient of (1) the Accumulated Conversion Value (as defined in the Certificate of Designation for the Series A Convertible Preferred Stock) attributable to such share of Series A Preferred Stock, divided by (2) the volume-weighted average price of the Class A Common Stock for the 20-trading day trailing period immediately preceding the delivery of the notice pursuant to the procedures set forth in the Tenth Amendment, rounded down to the nearest whole share. The Company and Lafayette Square also agreed to modify the terms related to the Exit Fee such that the amount of the exit fee outstanding is also reduced for any amounts exchanged pursuant to the Tenth Amendment. Finally, the Tenth Amendment removes the requirement for the Company to make a prepayment of the loans under the 2021 Credit Facility with any proceeds received from the sale of Series A Convertible Preferred Stock and provides for certain other technical amendments to the 2021 Credit Facility to permit the Exchange.
2023 Revolving Line of Credit - East West Bank
On July 7, 2023, the Company entered into a Credit Agreement (as amended, the “Credit Agreement”) with East West Bank (“EWB”), as lender. The Credit Agreement provides for a revolving credit facility in the principal amount of up to $10.0 million, subject to a borrowing base determined based on eligible accounts, and an up to $5.0 million uncommitted incremental revolving facility. Loans under the Credit Agreement originally matured on July 7, 2025 (the “Maturity Date”), unless the Credit Agreement is otherwise terminated pursuant to the terms of the Credit Agreement.
Borrowings under the Credit Agreement bear interest at a rate per annum equal to the one-month Term SOFR rate and as determined by EWB on the first day of the applicable interest period, plus 0.10%, plus 3.00% per annum (the “Loan Rate”); provided, that, in no event shall the Loan Rate be less than 0.50% of the Loan Rate effective as of the date of the Credit Agreement nor more than the maximum rate of interest allowed under applicable law. Upon an event of default under the Credit Agreement, the outstanding principal amounts of any advances will accrue interest at a rate per annum equal to the Loan Rate plus five percent (5%), but in no event in excess of the maximum rate of interest allowed under applicable law.
At the Company’s option, the Company may at any time prepay the outstanding principal balance of the Credit Agreement in whole or in part, without fee, penalty or premium. All accrued but unpaid interest on outstanding advances under the Credit Agreement are payable in monthly installments on the last day of each monthly interest period until the Maturity Date when the then-outstanding principal balance of the advances and all accrued but unpaid interest thereon becomes due and payable. The obligations under the Credit Agreement are secured by all or substantially all of the borrowers’ assets.
Prior to entering into the Third EWB Amendment as defined below, the Company was required to maintain compliance at all times with financial covenants with varying threshold levels by quarter for fixed charge coverage ratio, total funded debt-to-EBITDA ratio and a liquidity covenant. Revolving Credit Availability was defined as an amount such that the ratio of the value of eligible accounts to the aggregate amount of all outstanding advances under the credit agreement at such time is not less than 2.0 to 1.0. Additionally, the amounts outstanding under the Credit Agreement exceeded the Company’s borrowing base as of June 30, 2024 by $0.5 million which was addressed in the Third EWB Amendment, requiring a $1.0 million principal payment on the outstanding loans under the Credit Agreement as of the date of the Third EWB Amendment.
On October 15, 2024, with an effective date of June 30, 2024, the Company and EWB entered into the Third Amendment to the Credit Agreement (the “Third EWB Amendment”) which, among other things, (1) provided that the Company make prepayments of the outstanding principal balance of the Credit Agreement of $1.0 million upon execution of the Third EWB Amendment, $1.0 million on or before January 15, 2025 and $2.0 million on or before April 15, 2025, (2) required the Company to file a registration statement with the SEC to establish an equity line of credit offering on or before October 31, 2024 and to use commercially reasonable efforts to cause such registration statement to become effective, (3) required the net proceeds of a potential equity line of credit to be applied to the outstanding principal balance under the Credit Agreement in an amount that would cause the ratio of the value of eligible accounts to the aggregate amount of revolving credit advances to be not less than 1.00 to 1.00, (4) required the consent of EWB prior to the ability of the Company to make certain restricted payments, including cash dividends, (5) required the Company to make additional prepayments in the amount by which the outstanding loans under the Credit Agreement exceed the borrowing base between the calendar months ending November 30, 2024 and April 15, 2025 in an amount of $1.0 million, and (6) replaced the financial covenants under the Credit Agreement, effective as of June 30, 2024, with varying threshold levels by quarter for minimum trailing twelve months EBITDA, minimum liquid assets, maximum total funded debt to EBITDA leverage ratio, minimum fixed charge coverage ratio and revolving credit availability. The Third EWB Amendment was accounted for as a modification. In connection with the Third EWB Amendment, fees paid to third parties totaling less than $0.1 million were expensed as incurred.
On December 27, 2024, the Company and EWB entered into the Waiver and Fourth Amendment (the “Fourth EWB Amendment”) to Credit Agreement. Under the terms of the Fourth EWB Amendment, among other things, (1) the Company made prepayments on the revolving credit notes under the Credit Agreement equal to $5.0 million, consisting of (a) $4.0 million from the proceeds of the Sixth Amendment Term Loan and (b) $1.0 million as the Company’s out-of-pocket prepayment, (2) such prepayments were used to permanently reduce the commitment under the Credit Agreement to $5.0 million, (3) the financial covenants under the Credit Agreement were amended to implement a minimum unrestricted cash requirement of $750,000 at all times and to remove the minimum EBITDA covenant; and (4) EWB waived certain existing events of default related to the prior minimum EBITDA covenant. Additionally, the Company is required to provide to EWB a weekly cash flow forecast, prepared on a cumulative, weekly roll forward basis through a thirteen (13) week projection period. The Fourth EWB Amendment was accounted for as a modification. In connection with the EWB Amendment, fees paid to third parties totaling less than $0.1 million were expensed as incurred.
On July 17, 2025, the Company entered into the Fifth Amendment (the “Fifth EWB Amendment”) to the Credit Agreement, dated as of July 17, 2025 but effective as of July 7, 2025 which extended the maturity date of the Credit Agreement from July 7, 2025 to July 31, 2025 and extended the repayment date of any outstanding loans and advances, including any principal, interest or fees with respect thereto, from July 7, 2025 to July 31, 2025. In connection with the extension of the maturity date, the Company agreed to pay a $50,000 extension fee and agreed to pay additional interest on any loans at the existing loan rate plus 5% per annum between July 7, 2025 and July 31, 2025.
On August 5, 2025, the Company entered into that certain Sixth Amendment (the “Sixth EWB Amendment”) to the Credit Agreement, dated as of August 5, 2025 but effective as of July 31, 2025 which extended the maturity date of the Credit Agreement from July 31, 2025 to August 31, 2025 (the “revised maturity date”) and extended the repayment date of any outstanding loans and advances, including any principal, interest or fees with respect thereto, from July 31, 2025 to the revised maturity date. In connection with the extension of the maturity date, the Company agreed to make a principal payment in an amount equal to $0.2 million to reduce the outstanding loan balance by August 15, 2025.
On September 8, 2025, the Company used the proceeds of the Eighth Amendment (as defined above) to repay in full the outstanding loans, fees and other obligations of $3.6 million under the Credit Agreement and to terminate the Credit Agreement and release the liens in favor of EWB under the Credit Agreement. The Credit Agreement provided for a revolving credit facility in the principal amount of up to $5.0 million, subject to a borrowing base determined based on eligible accounts. At the time of termination, the $5.0 million principal amount revolving credit facility under the Credit Agreement was not open for advances. The Company did not incur any termination penalties as a result of the repayment and termination of the Credit Agreement.
U.S. Small Business Administration Loans
Economic Injury Disaster Loan
In 2020, the Company applied and was approved for a loan pursuant to the Economic Injury Disaster Loan (“EIDL”), administered by the U.S. Small Business Administration (“SBA”). The Company received the loan proceeds of $0.2 million on June 15, 2020. The loan bears interest at a rate of 3.75% and matures on June 15, 2050. Installment payments, including principal and interest, of less than $0.1 million began monthly on December 15, 2022. Each payment will first be applied to pay accrued interest, then the remaining balance will be used to reduce principal. The loan is secured by substantially all assets of DDH LLC.
Overall
As of September 30, 2025, future minimum payments related to long-term debt are as follows (in thousands):

Remaining 2025	$3,804
2026	12,366
2027	3
2028	3
2029	4
Thereafter	136
Total	16,316
Add debt premium	3,151
Less current portion	(4,931)
Less deferred financing cost	(3,626)
Less debt discount	(93)
Total long-term debt, including debt premium, net of current portion, deferred financing cost and debt discount	$10,817